Related Party Transactions - Additional Information (Details)						1 Months Ended						12 Months Ended
	Feb. 10, 2023 $ / shares shares	May 24, 2022 USD ($)	Jul. 15, 2021 USD ($)	Apr. 02, 2021 shares	Apr. 02, 2021 shares	Mar. 31, 2022 USD ($)	Feb. 19, 2021 $ / shares shares	Feb. 16, 2021 shares	Feb. 16, 2021 shares	Dec. 28, 2020 USD ($) shares	Dec. 28, 2020 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jan. 31, 2023 USD ($)	Jan. 27, 2023 USD ($)	Oct. 03, 2022 USD ($)	Mar. 01, 2022 USD ($) $ / shares	Jan. 03, 2022 USD ($) $ / shares	Dec. 23, 2020 USD ($)
Related Party Transactions (Details) [Line Items]
Proceeds from Convertible Debt												$ 4,873,000	$ 0
Debt instrument issued in a non cash transaction												1,148,000	0
PATHFINDER ACQUISITION CORPORATION [Member]
Related Party Transactions (Details) [Line Items]
Forfeited shares (in Shares) | shares								1,125,000	1,125,000
Issued and outstanding shares percentage								20.00%	20.00%
Generating gross proceeds													8,500,000
Loans Payable																			$ 300,000
Outstanding Promissory Note																			$ 129,000
Working capital loans												$ 1,500,000
Warrant price per shares (in Dollars per share) | $ / shares												$ 2
Aggregate principal amount		$ 750,000	$ 500,000
Borrowed loans												$ 1,000,000	250,000
Payment for office space												10,000
Incurred expenses												120,000	11,000
Accrued expenses												169,000	100,000
Due to related parties												$ 61,000	$ 61,000
Kinduct [Member] | Exchange of Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument issued in a non cash transaction						$ 1,100,000
Troubled debt restructuring contingent payments amount																	$ 1,100,000	$ 1,100,000
Convertible Debt [Member] | Kinduct [Member] | Exchange of Notes [Member]
Related Party Transactions (Details) [Line Items]
Troubled debt restructuring contingent payments amount																	$ 1,000,000	$ 1,000,000
Promissory Note [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument Face Amount																$ 1,250,000
Promissory Note [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument Face Amount																$ 500,000
Over-Allotment Option [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares) | shares							2,500,000
Price per share (in Dollars per share) | $ / shares							$ 10
Private Placement Warrants [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares) | shares												4,250,000
Price per share (in Dollars per share) | $ / shares												$ 2
Generating gross proceeds												$ 8,500,000
Class B Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares) | shares										7,906,250	7,906,250
Share dividend (in Shares) | shares								718,750	718,750
Ordinary shares, shares outstanding (in Shares) | shares								8,625,000	8,625,000
Forfeited shares (in Shares) | shares				500,000	500,000
Class B Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares) | shares								8,625,000	8,625,000
Class B Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares) | shares								8,625,000	8,625,000
Class A Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares												$ 11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares												$ 11.5
Founder Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Related Party Transactions (Details) [Line Items]
Initial business combination, description												The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial
Sponsor [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Related Party Transactions (Details) [Line Items]
Aggregate expenses										$ 25,000
Sponsor [Member] | AR Promissory Note [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Outstanding Promissory Note														$ 1,250,000
Debt Instrument Interest Rate															0.00%
Sponsor [Member] | AR Promissory Note [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Subsequent Event [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument Face Amount															$ 1,500,000
Sponsor [Member] | AR Promissory Note [Member] | PATHFINDER ACQUISITION CORPORATION [Member] | Subsequent Event [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument Face Amount															$ 250,000
Other Related Parties [Member] | Convertible Debt [Member] | Exchange of Notes [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction rate of interest						6.00%
Interest expense related party												$ 300,000
Amortization of financing costs												$ 200,000
Debt instrument conversion price per share | $ / shares																	$ 4.79	$ 4.79
Debt instrument ratio of repayment amount to principal																	1.5	1.5
Long term debt month of maturity						2023-09
Other Related Parties [Member] | Convertible Debt [Member] | Exchange of Notes [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument conversion price per share | $ / shares	$ 4.79
Percentage of debt converted into equity	100.00%
Debt instrument number of shares issued on conversion | shares	1,333,712
Preferred Stock Investors [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from Convertible Debt						$ 4,900,000